Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Fair Value of Option Granted was Estimated on the Date of Grant Using the Binominal Option- Pricing Model

The fair value of option granted was estimated on the date of grant using the binominal option- pricing model with the following assumptions used for grants during the applicable periods:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Risk-free interest rate	3.54%	3.85% - 4.49%	4.02% - 4.16%
Volatility	102.39%	50.78% - 51.43%	35.92% - 38.43%
Dividend yield	—	—	—
Life of options (in years)	10	10	10
Fair value of underlying ordinary shares	54.21	8.84 - 28.26	6.75 - 7.26

Schedule of Options Activities

A summary of options activities during the years ended December 31, 2024 and 2025 is presented below:

	Number of options	Weighted average exercise price USD	Weighted average grant date fair value RMB	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at December 31, 2023	43,366	0.0504	5,289.26	7.45	1,116
Granted	1,900,000	0.00021	17.37
Exercised	(1,387,682)	0.00021	20.01
Forfeited	(3,598)	0.00441	684.41
Options outstanding at December 31, 2024	552,086	0.00132	419.51	9.59	4,652
Granted	2,170,000	0.00021	7.06
Exercised	(2,412,083)	0.00021	9.00
Forfeited	(42,701)	0.00051	58.53
Options outstanding at December 31, 2025	267,302	0.00206	704.90	9.31	1,183
Options vested as of December 31, 2025	267,302	0.00206	704.90	9.31	1,183

Schedule of the Fair Values of the Options Granted

The fair values of the options granted for the years ended December 31, 2024 and 2025 are as follows:

	For the years ended December 31,
	2024	2025
	RMB	RMB
Weighted average grant date fair value of option per share	17.37	7.06
Aggregate grant date fair value of options	33,009	15,318

Schedule of Share-Based Compensation Expense

Total share-based compensation expense of the above-mentioned incentive plan for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenue	887	(4,119)	1,010
Selling and marketing	1,572	—	—
General and administrative	23,263	15,452	14,012
Total share-based compensation expense	25,722	11,333	15,022